Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended			42 Months Ended			43 Months Ended			44 Months Ended			45 Months Ended			46 Months Ended			47 Months Ended			48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Oct. 09, 2022	Mar. 07, 2022	Aug. 31, 2016	Oct. 31, 2022	Mar. 31, 2022	Sep. 30, 2016	Nov. 30, 2022	Apr. 30, 2022	Oct. 31, 2016	Dec. 31, 2022	May 31, 2022	Nov. 30, 2016	Jan. 31, 2023	Jun. 30, 2022	Dec. 31, 2016	Feb. 28, 2023	Jul. 31, 2022	Jan. 31, 2017	Mar. 31, 2023	Aug. 31, 2022	Feb. 28, 2017	Apr. 30, 2023	Sep. 30, 2022	Mar. 31, 2017	May 31, 2023	Oct. 31, 2022	Apr. 30, 2017	Jun. 30, 2023	Nov. 30, 2022	May 31, 2017	Jul. 31, 2023	Dec. 31, 2022	Jun. 30, 2017	Aug. 31, 2023	Jan. 31, 2023	Jul. 31, 2017	Sep. 30, 2023	Feb. 28, 2023	Aug. 31, 2017	Oct. 31, 2023	Mar. 31, 2023	Sep. 30, 2017	Nov. 30, 2023	Apr. 30, 2023	Oct. 31, 2017	Dec. 31, 2023	May 31, 2023	Nov. 30, 2017	Jan. 31, 2024	Jun. 30, 2023	Dec. 31, 2017	Feb. 29, 2024	Jul. 31, 2023	Jan. 31, 2018	Mar. 31, 2024	Aug. 31, 2023	Feb. 28, 2018	Apr. 30, 2024	Sep. 30, 2023	Mar. 31, 2018	May 31, 2024	Oct. 31, 2023	Apr. 30, 2018	Jun. 30, 2024	Nov. 30, 2023	May 31, 2018	Jul. 31, 2024	Dec. 31, 2023	Jun. 30, 2018	Aug. 31, 2024	Jan. 31, 2024	Jul. 31, 2018	Sep. 30, 2024	Feb. 29, 2024	Aug. 31, 2018	Oct. 31, 2024	Mar. 31, 2024	Sep. 30, 2018	Nov. 30, 2024	Apr. 30, 2024	Oct. 31, 2018	Dec. 31, 2024	May 31, 2024	Nov. 30, 2018	Jan. 31, 2025	Jun. 30, 2024	Dec. 31, 2018	Feb. 28, 2025	Jul. 31, 2024	Jan. 31, 2019	Mar. 31, 2025	Aug. 31, 2024	Feb. 28, 2019	Apr. 30, 2025	Sep. 30, 2024	Mar. 31, 2019	May 31, 2025	Oct. 31, 2024	Apr. 30, 2019	Jun. 30, 2025	Nov. 30, 2024	May 31, 2019	Jul. 31, 2025	Dec. 31, 2024	Jun. 30, 2019	Aug. 31, 2025	Jan. 31, 2025	Jul. 31, 2019	Sep. 30, 2025	Feb. 28, 2025	Aug. 31, 2019	Oct. 31, 2025	Mar. 31, 2025	Sep. 30, 2019	Nov. 30, 2025	Apr. 30, 2025	Oct. 31, 2019	Dec. 31, 2025	May 31, 2025	Nov. 30, 2019	Jan. 31, 2026	Jun. 30, 2025	Dec. 31, 2019	Feb. 28, 2026	Jul. 31, 2025	Jan. 31, 2020	Mar. 31, 2026	Aug. 31, 2025	Feb. 29, 2020	Apr. 30, 2026	Sep. 30, 2025	Mar. 31, 2020	May 31, 2026	Oct. 31, 2025	Apr. 30, 2020	Jun. 30, 2026	Nov. 30, 2025	May 31, 2020	Jul. 31, 2026	Dec. 31, 2025	Jun. 30, 2020	Aug. 31, 2026	Jan. 31, 2026	Jul. 31, 2020	Feb. 28, 2026	Aug. 31, 2020	Mar. 31, 2026	Sep. 30, 2020	Apr. 30, 2026	Oct. 31, 2020	May 31, 2026	Nov. 30, 2020	Jun. 30, 2026	Dec. 31, 2020	Jul. 31, 2026	Jan. 31, 2021	Aug. 31, 2026	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
Green California Tax-Free Income Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,971			$ 9,912			$ 9,590			$ 9,642			$ 9,711			$ 9,754			$ 9,771			$ 9,831			$ 9,937			$ 9,904			$ 9,966			$ 10,043			$ 9,987			$ 9,986			$ 9,914			$ 9,964			$ 9,896			$ 9,860			$ 9,868			$ 9,841			$ 9,919			$ 9,926			$ 9,952			$ 9,969			$ 9,909			$ 9,870			$ 9,958			$ 10,060			$ 10,136			$ 10,170			$ 10,258			$ 10,276			$ 10,383			$ 10,417			$ 10,489			$ 10,577			$ 10,504			$ 10,512			$ 10,522			$ 10,546			$ 10,682			$ 10,769			$ 10,448			$ 10,419			$ 10,718			$ 10,734			$ 10,843		$ 10,822		$ 10,828		$ 10,799		$ 10,870		$ 10,886		$ 10,911		$ 10,779	$ 10,806	$ 10,861	$ 10,877	$ 10,878	$ 10,944	$ 10,926	$ 10,857	$ 10,836	$ 10,872	$ 10,881	$ 10,645	$ 10,605	$ 10,366	$ 10,142	$ 10,272	$ 10,177	$ 10,366	$ 10,196	$ 9,907	$ 9,875	$ 10,200	$ 10,198	$ 10,410	$ 10,225	$ 10,381	$ 10,379	$ 10,294	$ 10,363	$ 10,372	$ 10,279	$ 10,071	$ 9,993	$ 10,426	$ 10,613	$ 10,613	$ 10,602	$ 10,590	$ 10,493	$ 10,444	$ 10,572	$ 10,644	$ 10,744	$ 10,813	$ 10,694	$ 10,813	$ 10,693	$ 10,693	$ 10,771	$ 10,597	$ 10,517	$ 10,518	$ 10,559	$ 10,511	$ 10,593	$ 10,848	$ 10,931	$ 10,949	$ 10,957	$ 10,984	$ 11,134	$ 10,906	$ 11,040	$ 11,091	$ 11,229	$ 11,009	$ 10,944
U.S. Government Securities Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,996			9,914			9,708			9,690			9,712			9,741			9,734			9,792			9,833			9,796			9,810			9,886			9,812			9,805			9,778			9,779			9,666			9,619			9,678			9,613			9,674			9,666			9,640			9,700			9,635			9,617			9,687			9,826			9,866			9,848			9,988			9,972			10,143			10,223			10,207			10,426			10,360			10,371			10,344			10,315			10,467			10,666			10,925			10,945			10,935			10,935			10,985		10,925		10,934		10,865		10,874		10,864		10,803		10,661	10,582	10,611	10,630	10,641	10,701	10,691	10,609	10,559	10,580	10,540	10,418	10,388	10,125	9,953	10,014	9,945	10,058	9,866	9,631	9,569	9,714	9,714	9,828	9,665	9,896	9,933	9,870	9,850	9,798	9,750	9,501	9,401	9,682	10,008	9,970	9,876	9,942	9,716	9,838	9,946	10,093	10,227	10,348	10,108	10,185	9,987	10,015	10,235	10,228	10,255	10,117	10,285	10,227	10,308	10,433	10,496	10,565	10,471	10,476	10,693	10,453	10,426	10,443	10,473	10,309	10,337
U.S. Government Securities Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,992			9,906			9,687			9,676			9,683			9,718			9,706			9,751			9,787			9,756			9,766			9,833			9,755			9,734			9,712			9,710			9,594			9,544			9,599			9,530			9,586			9,575			9,544			9,600			9,532			9,510			9,566			9,708			9,744			9,724			9,848			9,838			9,992			10,077			10,058			10,260			10,202			10,202			10,168			10,135			10,290			10,481			10,721			10,736			10,731			10,718			10,762		10,699		10,704		10,641		10,645		10,632		10,558		10,416	10,334	10,359	10,383	10,379	10,444	10,419	10,335	10,282	10,298	10,255	10,133	10,090	9,840	9,669	9,725	9,654	9,751	9,571	9,340	9,277	9,412	9,409	9,515	9,354	9,574	9,606	9,541	9,518	9,464	9,403	9,169	9,059	9,336	9,639	9,595	9,501	9,562	9,340	9,454	9,556	9,692	9,816	9,929	9,704	9,765	9,570	9,592	9,799	9,788	9,810	9,684	9,830	9,769	9,842	9,958	10,022	10,073	9,990	9,980	10,193	9,950	9,919	9,931	9,957	9,797	9,820
S&P 500 Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,992			9,816			10,197			10,395			10,574			10,995			11,003			11,113			11,266			11,334			11,560			11,589			11,830			12,109			12,491			12,634			13,361			12,872			12,533			12,572			12,871			12,936			13,429			13,864			13,942			12,988			13,239			12,041			12,997			13,411			13,661			14,219			13,304			14,240			14,438			14,197			14,461			14,774			15,309			15,761			15,745			14,442			12,649			14,267			14,942			15,236			16,087		17,241		16,547		16,119		17,881		18,565		18,367		18,865	19,685	20,734	20,872	21,348	21,842	22,493	21,436	22,928	22,761	23,782	22,550	21,871	22,667	20,684	20,710	19,007	20,751	19,896	18,060	19,526	20,617	19,430	20,650	20,135	20,865	21,179	21,255	22,651	23,370	22,989	21,892	21,432	23,381	24,432	24,833	26,152	26,989	25,877	27,145	28,100	28,438	29,113	29,723	29,439	31,161	30,403	31,238	30,819	29,077	28,866	30,673	32,215	32,922	33,596	34,799	35,603	35,703	35,710	36,209	35,928	34,134	37,683	39,624	39,260	39,234	40,293
S&P 500 Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,988			9,808			10,183			10,378			10,552			10,970			10,971			11,076			11,226			11,289			11,507			11,531			11,768			12,039			12,414			12,550			13,268			12,777			12,433			12,469			12,761			12,822			13,300			13,727			13,798			12,848			13,092			11,901			12,841			13,246			13,486			14,033			13,122			14,040			14,230			13,985			14,239			14,541			15,062			15,502			15,478			14,193			12,422			14,006			14,665			14,946			15,774		16,899		16,212		15,786		17,506		18,169		17,969		18,445	19,242	20,257	20,384	20,839	21,314	21,938	20,901	22,343	22,172	23,158	21,949	21,278	22,045	20,108	20,124	18,460	20,146	19,307	17,516	18,932	19,984	18,828	19,996	19,493	20,189	20,487	20,551	21,893	22,577	22,198	21,130	20,678	22,550	23,552	23,930	25,187	25,988	24,904	26,114	27,021	27,333	27,973	28,544	28,264	29,904	29,163	29,951	29,539	27,854	27,644	29,360	30,821	31,488	32,118	33,257	34,007	34,091	34,082	34,544	34,262	32,540	35,906	37,742	37,376	37,339	38,330
S&P MidCap Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,945			9,705			10,542			10,773			10,926			11,202			11,164			11,238			11,168			11,354			11,455			11,301			11,729			12,011			12,442			12,464			12,815			12,245			12,347			12,305			12,792			12,856			13,090			13,503			13,353			12,086			12,450			11,041			12,200			12,714			12,610			13,115			12,062			12,974			13,133			12,579			12,970			13,139			13,536			13,918			13,546			12,255			9,787			11,185			11,994			12,122			12,668		13,105		12,646		12,970		14,808		15,772		15,988		17,076	17,856	18,654	18,691	18,482	18,544	18,885	18,136	19,151	18,635	19,563	18,151	18,355	18,583	17,263	17,379	15,696	17,399	16,849	15,329	16,933	17,955	16,957	18,507	18,173	17,575	17,433	16,868	18,418	19,165	18,619	17,632	16,658	18,052	19,610	19,286	20,409	21,544	20,219	21,123	20,777	21,961	21,921	22,164	21,973	23,882	22,180	23,016	22,015	20,788	20,317	21,399	22,146	22,505	23,249	23,331	23,225	23,703	23,710	24,659	25,663	24,264	26,119	26,738	27,702	27,027	27,073
S&P MidCap Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,942			9,700			10,529			10,754			10,904			11,174			11,130			11,201			11,130			11,307			11,404			11,245			11,667			11,941			12,362			12,383			12,722			12,158			12,254			12,202			12,682			12,740			12,966			13,366			13,216			11,953			12,314			10,911			12,052			12,557			12,448			12,944			11,899			12,791			12,944			12,395			12,773			12,937			13,318			13,687			13,321			12,041			9,614			10,845			11,624			11,750			12,268		12,689		12,241		12,543		14,320		15,237		15,447		16,494	17,237	17,999	18,030	17,822	17,871	18,188	17,461	18,432	17,928	18,806	17,441	17,632	17,849	16,570	16,680	15,057	16,681	16,153	14,681	16,212	17,189	16,228	17,702	17,369	16,799	16,658	16,108	17,579	18,286	17,750	16,808	15,869	17,189	18,672	18,356	19,420	20,486	19,224	20,068	19,735	20,849	20,802	21,023	20,833	22,633	21,009	21,798	20,836	19,674	19,214	20,230	20,927	21,249	21,953	22,022	21,909	22,357	22,341	23,229	24,171	22,843	24,582	25,150	26,050	25,408	25,436
Shelton Equity Income Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,917			9,853			10,359			10,504			10,564			10,775			10,736			10,732			10,728			10,849			11,023			10,910			11,264			11,335			11,677			11,839			12,302			11,834			11,588			11,706			11,716			11,650			11,996			12,145			12,149			11,454			11,604			10,652			11,500			11,848			11,897			12,332			11,667			12,317			12,445			12,195			12,586			12,832			13,101			13,356			13,013			12,126			11,057			11,949			12,399			12,492			12,817		13,169		12,912		12,703		13,852		14,289		14,213		14,782	15,514	16,131	16,608	16,699	16,770	17,170	16,411	17,308	16,985	17,699	17,163	16,779	17,259	16,214	16,301	15,274	16,172	15,673	14,487	15,605	16,395	15,885	16,558	16,158	16,577	16,889	16,653	17,461	17,945	17,813	17,270	17,044	18,153	18,798	19,113	19,861	20,353	19,577	20,138	20,664	20,884	21,471	21,850	21,787	22,740	22,025	22,641	22,359	21,294	21,241	22,134	22,948	23,015	23,485	23,847	24,067	24,153	24,318	24,627	24,402	23,475	25,285	26,463	26,549	26,520	27,136
Shelton Equity Income Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,912			9,844			10,346			10,489			10,541			10,749			10,708			10,695			10,686			10,804			10,976			10,857			11,205			11,267			11,606			11,764			12,215			11,744			11,497			11,611			11,611			11,543			11,880			12,024			12,023			11,332			11,477			10,533			11,364			11,702			11,743			12,167			11,507			12,142			12,264			12,014			12,396			12,631			12,888			13,132			12,787			11,921			10,860			11,728			12,166			12,251			12,563		12,903		12,644		12,434		13,560		13,981		13,903		14,452	15,161	15,756	16,211	16,291	16,363	16,739	15,997	16,863	16,547	17,227	16,695	16,318	16,775	15,754	15,833	14,829	15,690	15,204	14,043	15,126	15,886	15,388	16,029	15,633	16,039	16,333	16,094	16,868	17,325	17,191	16,659	16,431	17,497	18,116	18,412	19,122	19,596	18,829	19,377	19,863	20,063	20,624	20,973	20,909	21,806	21,127	21,704	21,429	20,391	20,337	21,185	21,938	22,007	22,448	22,778	22,976	23,050	23,206	23,495	23,263	22,366	24,086	25,197	25,257	25,226	25,803
S&P SmallCap Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			10,052			9,648			10,762			11,108			11,078			11,238			11,230			11,345			11,110			11,428			11,513			11,212			12,069			12,140			12,570			12,478			12,789			12,284			12,540			12,662			13,478			13,610			14,010			14,682			14,207			12,706			12,891			11,341			12,523			13,051			12,610			13,091			11,949			12,835			12,968			12,359			12,805			13,059			13,433			13,829			13,274			11,990			9,313			10,509			10,955			11,371			11,857		12,337		11,758		12,063		14,231		15,401		16,350		17,577	18,162	18,528	18,888	18,934	18,486	18,866	18,391	19,085	18,693	19,525	18,081	18,319	18,379	16,948	17,238	15,768	17,330	16,575	14,959	16,810	17,480	16,285	17,813	17,593	16,712	16,236	15,966	17,276	18,205	17,481	16,438	15,498	16,749	18,835	18,078	18,656	19,263	18,163	19,067	18,637	20,669	20,379	20,508	19,934	22,114	20,328	20,907	19,712	18,484	17,699	18,615	19,362	19,531	20,890	21,053	20,828	21,382	21,369	22,552	23,021	22,076	24,357	24,653	26,464	25,911	25,716
S&P SmallCap Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			10,049			9,642			10,748			11,091			11,055			11,208			11,198			11,310			11,070			11,384			11,466			11,159			12,006			12,073			12,495			12,396			12,701			12,193			12,444			12,562			13,363			13,487			13,876			14,536			14,065			12,575			12,752			11,211			12,374			12,892			12,450			12,925			11,785			12,660			12,782			12,178			12,615			12,853			13,220			13,604			13,049			11,789			9,148			10,318			10,749			11,150			11,622		12,088		11,513		11,808		13,926		15,065		15,983		17,182	17,751	18,093	18,436	18,477	18,032	18,395	17,925	18,591	18,202	19,010	17,598	17,815	17,867	16,469	16,747	15,310	16,823	16,078	14,511	16,296	16,932	15,771	17,244	17,030	16,169	15,699	15,427	16,690	17,575	16,872	15,867	14,948	16,145	18,151	17,417	17,972	18,544	17,476	18,339	17,917	19,866	19,576	19,695	19,139	21,224	19,495	20,047	18,887	17,707	16,940	17,819	18,524	18,683	19,967	20,123	19,897	20,413	20,392	21,514	21,953	21,034	23,202	23,479	25,189	24,657	24,462
Nasdaq-100 Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			10,204			10,040			10,081			10,183			10,699			11,158			11,371			11,666			12,101			11,822			12,315			12,529			12,540			13,018			13,279			13,365			14,490			14,265			13,726			13,717			14,427			14,565			14,941			15,752			15,716			14,427			14,475			13,202			14,463			14,880			15,434			16,227			14,863			16,005			16,363			16,022			16,156			16,849			17,542			18,252			18,811			17,722			16,410			18,904			20,068			21,328			22,914		25,472		23,991		23,221		25,796		27,122		27,279		27,261	27,646	29,271	28,918	30,753	31,608	32,937	31,061	33,487	34,141	34,544	31,610	30,152	31,421	27,217	26,788	24,384	27,447	26,035	23,277	24,204	25,547	23,263	25,737	25,628	28,070	28,198	30,368	32,357	33,601	33,078	31,412	30,760	34,067	35,961	36,632	38,600	39,070	37,312	39,688	42,161	41,479	41,948	43,005	42,632	44,875	45,064	46,058	44,798	41,373	42,009	45,829	48,722	49,868	50,297	53,080	55,606	54,728	54,428	55,051	53,781	51,168	59,132	65,357	65,382	61,051	63,558
Nasdaq-100 Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			10,197			10,029			10,071			10,163			10,676			11,129			11,333			11,627			12,056			11,772			12,251			12,470			12,477			12,948			13,199			13,270			14,386			14,156			13,613			13,604			14,302			14,433			14,799			15,591			15,549			14,270			14,319			13,049			14,287			14,694			15,231			16,010			14,659			15,785			16,123			15,785			15,909			16,585			17,253			17,953			18,492			17,414			16,115			18,558			19,701			20,927			22,469		24,967		23,500		22,747		25,252		26,545		26,676		26,648	27,014	28,592	28,235	30,019	30,836	32,123	30,282	32,630	33,253	33,638	30,758	29,333	30,556	26,454	26,030	23,680	26,646	25,260	22,582	23,468	24,764	22,543	24,926	24,817	27,170	27,289	29,376	31,293	32,485	31,968	30,341	29,705	32,890	34,712	35,344	37,231	37,669	35,986	38,259	40,637	39,982	40,411	41,427	41,062	43,210	43,383	44,328	43,114	39,807	40,414	44,077	46,836	47,944	48,341	51,001	53,428	52,568	52,266	52,858	51,625	49,100	56,737	62,707	62,719	58,550	60,930
Nasdaq-100 Index Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value		$ 10,000,000			$ 11,131,375			$ 9,642,013			$ 9,490,037			$ 8,635,596			$ 9,720,537			$ 9,220,314			$ 8,243,529			$ 8,571,783			$ 9,047,396			$ 8,236,998			$ 9,112,682			$ 9,074,303			$ 9,941,368			$ 9,990,257			$ 10,758,467			$ 11,465,292			$ 11,905,863			$ 11,724,039			$ 11,136,336			$ 10,905,204			$ 12,083,880			$ 12,757,734			$ 12,995,245			$ 13,696,467			$ 13,866,988			$ 13,251,766			$ 14,093,448			$ 14,973,516			$ 14,739,200			$ 14,905,488			$ 15,284,927			$ 15,156,258			$ 15,959,595			$ 16,028,041			$ 16,381,027			$ 15,937,741			$ 14,724,617			$ 14,954,819			$ 16,315,468			$ 17,347,177			$ 17,762,850			$ 17,919,243			$ 18,912,499			$ 19,818,781			$ 19,510,858			$ 19,406,339			$ 19,632,290		$ 19,184,650		$ 18,254,792		$ 21,097,366		$ 23,329,598		$ 23,343,212		$ 21,800,952		$ 22,698,112
Shelton Sustainable Equity Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,890			9,697			9,615			9,711			9,952			10,544			10,619			10,929			11,418			11,727			12,182			11,920			12,237			12,567			12,487			12,577			12,655			12,004			11,954			11,685			12,103			11,678			11,869			12,181			11,749			10,729			11,314			10,200			11,852			12,628			12,388			13,115			11,964			13,403			13,741			13,266			13,180			13,482			13,993			14,660			14,775			14,739			11,974			13,918			15,279			16,582			18,843		21,349		21,680		23,041		29,388		31,354		34,448		32,249	32,264	32,089	31,317	35,257	34,426	35,730	33,633	36,028	34,000	32,184	28,131	28,519	29,469	25,697	26,192	24,488	27,561	26,610	23,553	23,515	25,773	23,560	25,330	24,575	25,071	23,865	23,567	25,284	26,055	24,269	22,201	19,942	21,957	24,058	22,605	23,400	24,662	23,125	25,166	23,866	24,822	24,937	25,128	24,555	25,901	23,446	24,228	23,553	21,929	21,776	24,159	25,515	25,990	26,350	27,009	27,591	26,511	26,104	28,092	28,591	27,102	29,044	29,589	29,213	28,345	28,868
Shelton Sustainable Equity Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	$ 500,000			$ 512,940			$ 562,376			$ 514,227			$ 552,989			$ 536,686			$ 547,333			$ 521,381			$ 514,892			$ 552,490			$ 569,459			$ 530,530			$ 485,446			$ 436,037			$ 480,289			$ 526,308			$ 494,613			$ 512,296			$ 539,820			$ 506,290			$ 551,164			$ 522,805			$ 543,824			$ 546,493			$ 550,830			$ 538,486			$ 567,846			$ 514,284			$ 531,527			$ 516,795			$ 481,304			$ 477,956			$ 530,355			$ 560,322			$ 570,869			$ 578,904			$ 593,469			$ 606,527			$ 582,755			$ 574,113			$ 617,836			$ 628,935			$ 596,311			$ 639,193			$ 651,300			$ 643,229			$ 624,226			$ 635,829
Bloomberg U.S. Municipal Index
Account Value [Line Items]
Accumulated Value			10,000			9,950			9,846			9,479			9,590			9,653			9,720			9,741			9,812			9,968			9,932			10,012			10,088			10,037			10,062			10,008			10,112			9,993			9,963			10,000			9,964			10,079			10,087			10,112			10,138			10,072			10,010			10,121			10,242			10,319			10,375			10,539			10,578			10,724			10,764			10,850			11,022			10,933			10,953			10,980			11,014			11,212			11,356			10,944			10,807			11,151			11,242			11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000			9,994			9,918			9,683			9,697			9,716			9,781			9,776			9,851			9,927			9,917			9,960			10,049			10,001			10,007			9,994			10,040			9,925			9,830			9,894			9,820			9,890			9,878			9,880			9,944			9,880			9,802			9,860			10,041			10,148			10,142			10,337			10,339			10,523			10,655			10,679			10,955			10,897			10,930			10,924			10,917			11,127			11,327			11,260			11,460			11,514			11,586			11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484	11,340	11,430	11,467	11,548	11,677	11,655	11,554	11,551	11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value			10,000			9,987			9,877			9,613			9,603			9,625			9,672			9,668			9,735			9,799			9,783			9,799			9,905			9,820			9,808			9,795			9,825			9,692			9,619			9,709			9,631			9,717			9,719			9,679			9,753			9,662			9,615			9,701			9,909			9,956			9,929			10,119			10,091			10,328			10,423			10,411			10,765			10,674			10,681			10,649			10,589			10,848			11,135			11,457			11,530			11,501			11,512			11,643		11,516		11,532		11,423		11,463		11,436		11,327		11,121	10,950	11,032	11,070	11,141	11,293	11,273	11,151	11,143	11,228	11,171	10,959	10,887	10,548	10,221	10,240	10,150	10,311	10,056	9,708	9,573	9,829	9,778	10,023	9,789	10,072	10,126	10,009	9,934	9,898	9,847	9,630	9,513	9,844	10,175	10,146	10,013	10,077	9,843	9,986	10,087	10,308	10,440	10,565	10,314	10,394	10,234	10,287	10,508	10,532	10,599	10,490	10,622	10,580	10,692	10,782	10,849	10,916	10,880	10,870	11,067	10,875	10,867	10,879	10,910	10,789	10,822
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000,000	10,000		10,795,102	10,002		9,853,750	9,819		9,871,828	10,183		9,056,970	10,384		9,892,063	10,581		9,488,646	11,001		8,614,755	11,014		9,312,217	11,127		9,832,621	11,284		9,266,120	11,354		9,848,346	11,588		9,608,057	11,623		9,960,809	11,863		10,116,282	12,140		10,160,254	12,512		10,831,596	12,651		11,179,560	13,376		11,001,564	12,883		10,477,033	12,555		10,256,737	12,604		11,193,438	12,907		11,701,962	12,987		11,898,605	13,470		12,533,939	13,909		12,937,213	13,988		12,408,798	13,032		13,024,085	13,297		13,491,416	12,097		13,655,639	13,066		13,986,879	13,486		14,285,599	13,748		14,156,048	14,304		14,987,025	13,395		14,629,761	14,339		15,037,162	14,546		14,840,955	14,315		14,004,752	14,583		13,909,787	14,899		14,785,334	15,440		15,537,208	15,906		15,885,909	15,899		16,207,940	14,591		16,799,532	12,788		17,192,869	14,428		17,235,009	15,115		17,245,561	15,416		17,495,624	16,285	17,362,660	17,455	16,498,084	16,792	18,229,171	16,346	19,188,621	18,135	19,005,888	18,832	18,993,826	18,642	19,511,087	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,566	22,442	21,970	23,977	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,323	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
S&P 1500 Index
Account Value [Line Items]
Accumulated Value	500,000		10,000	532,842		9,999	562,592		9,802	530,119		10,222	564,767		10,431	551,377		10,619	568,075		11,022	575,576		11,029	576,617		11,141	615,733		11,270	636,176		11,356	625,173		11,577	595,021		11,587	580,860		11,860	633,585		12,131	665,118		12,510	674,007		12,635	709,886		13,321	733,679		12,822	702,628		12,544	737,262		12,589	760,554		12,923	773,425		13,003	790,322		13,467	806,516		13,911	798,935		13,958	848,161		12,963	824,430		13,235	847,887		12,008	834,472		12,998	787,425		13,429	780,751		13,647	829,332		14,198	870,653		13,272	889,648		14,214	909,340		14,415	940,433		14,151	960,393		14,432	964,142		14,734	964,708		15,261	980,909		15,719	976,643		15,671	927,999		14,364	1,024,075		12,485	1,075,418		14,095	1,069,771		14,784	1,067,284		15,078	1,094,035		15,914		17,014		16,369		15,996		17,804		18,536		18,411		18,988	19,817	20,847	20,994	21,430	21,886	22,532	21,505	22,978	22,780	23,809	22,537	21,938	22,705	20,750	20,803	19,068	20,848	20,007	18,162	19,676	20,775	19,576	20,855	20,361	20,977	21,254	21,293	22,737	23,492	23,086	21,972	21,449	23,396	24,561	24,889	26,214	27,093	25,946	27,225	28,085	28,560	29,184	29,782	29,502	31,320	30,444	31,310	30,815	29,077	28,831	30,625	32,151	32,852	33,579	34,727	35,464	35,603	35,624	36,222	36,064	34,268	37,816	39,712	39,503	39,412	40,399
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		10,000	$ 536,989		9,936	$ 569,844		9,671	$ 538,274		10,445	$ 587,949		10,673	$ 577,292		10,852	$ 558,764		11,137	$ 554,387		11,094	$ 536,703		11,187	$ 585,869		11,132	$ 610,040		11,312	$ 592,397		11,412	$ 561,255		11,237	$ 531,298		11,677	$ 576,497		11,941	$ 626,751		12,380	$ 616,024		12,407	$ 652,613		12,764	$ 689,135		12,198	$ 647,651		12,311	$ 676,077		12,279	$ 665,392		12,786	$ 704,020		12,840	$ 703,468		13,066	$ 711,599		13,484	$ 706,572		13,336	$ 768,823		12,063	$ 714,049		12,440	$ 741,535		11,032	$ 709,304		12,186	$ 670,494		12,703	$ 655,390		12,630	$ 690,763		13,138	$ 715,486		12,091	$ 727,077		13,015	$ 751,751		13,170	$ 755,192		12,617	$ 751,660		13,004	$ 767,058		13,151	$ 767,612		13,542	$ 798,704		13,922	$ 831,611		13,559	$ 786,820		12,272	$ 848,676		9,787	$ 869,498		11,175	$ 900,692		11,993	$ 879,212		12,143	$ 880,553		12,703		13,150		12,723		12,999		14,855		15,824		16,062		17,154	17,955	18,764	18,801	18,608	18,672	19,036	18,280	19,356	18,788	19,742	18,319	18,523	18,779	17,444	17,575	15,884	17,608	17,061	15,493	17,123	18,170	17,163	18,747	18,408	17,817	17,677	17,113	18,681	19,452	18,889	17,896	16,941	18,382	19,985	19,643	20,809	21,974	20,651	21,558	21,217	22,448	22,431	22,690	22,530	24,515	22,768	23,645	22,617	21,379	20,898	22,026	22,814	23,184	23,970	24,080	23,968	24,459	24,476	25,468	26,517	25,089	27,061	27,725	28,720	28,035	28,077
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Accumulated Value			10,000			10,008			10,030			10,261			10,272			10,500			10,646			10,685			10,782			10,975			11,013			11,159			11,190			11,293			11,359			11,533			11,608			11,719			11,553			11,427			11,579			11,821			11,815			12,161			12,391			12,395			11,718			11,981			11,055			11,434			11,598			11,803			11,988			11,603			12,190			12,319			12,179			12,258			12,511			12,672			12,789			12,644			11,689			9,947			10,408			10,869			10,856			11,274		11,566		11,564		11,143		12,219		12,436		12,450		12,579	13,149	13,256	13,513	13,817	13,886	14,250	14,004	14,658	14,438	14,982	14,610	14,510	15,106	14,392	13,855	13,456	13,980	13,309	12,435	13,197	13,453	13,280	13,835	13,813	14,070	14,232	14,368	14,670	14,880	14,644	14,253	14,156	14,566	14,850	15,112	15,404	15,743	15,530	15,699	15,977	16,158	16,629	16,862	16,778	17,450	17,838	18,230	18,129	17,286	17,005	17,158	17,614	17,741	17,914	18,236	18,704	19,112	19,427	19,643	19,829	19,249	19,984	20,402	20,669	21,037	21,373
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value			10,000			10,064			9,614			10,820			11,185			11,140			11,318			11,304			11,406			11,163			11,497			11,609			11,311			12,183			12,298			12,731			12,665			12,986			12,483			12,737			12,868			13,699			13,854			14,292			14,983			14,507			12,987			13,182			11,591			12,824			13,382			12,936			13,437			12,264			13,178			13,328			12,727			13,151			13,408			13,818			14,232			13,666			12,354			9,587			10,804			11,270			11,691			12,171		12,657		12,061		12,373		14,621		15,838		16,834		18,122	18,726	19,108	19,504	19,570	19,103	19,488	19,014	19,665	19,215	20,085	18,626	18,887	18,956	17,476	17,802	16,281	17,911	17,125	15,433	17,342	18,064	16,852	18,452	18,225	17,285	16,804	16,510	17,869	18,853	18,073	16,989	16,014	17,339	19,557	18,785	19,410	20,039	18,914	19,868	19,416	21,512	21,202	21,382	20,818	23,095	21,258	21,877	20,628	19,361	18,550	19,520	20,309	20,497	21,945	22,160	21,966	22,549	22,537	23,801	24,318	23,329	25,757	26,026	27,924	27,393	27,229
Nasdaq-100 Index
Account Value [Line Items]
Accumulated Value		$ 10,000,000	$ 10,000		$ 11,145,255	$ 10,224		$ 9,658,247	$ 10,072		$ 9,510,258	$ 10,115		$ 8,659,586	$ 10,231		$ 9,750,943	$ 10,768		$ 9,252,606	$ 11,238		$ 8,276,693	$ 11,469		$ 8,608,330	$ 11,785		$ 9,091,756	$ 12,242		$ 8,272,981	$ 11,949		$ 9,155,485	$ 12,447		$ 9,121,405	$ 12,700		$ 9,991,513	$ 12,685		$ 10,043,369	$ 13,263		$ 10,820,208	$ 13,536		$ 11,528,715	$ 13,607		$ 11,971,384	$ 14,791		$ 11,791,626	$ 14,611		$ 11,199,250	$ 14,036		$ 10,971,215	$ 14,093		$ 12,158,183	$ 14,893		$ 12,833,840	$ 15,056		$ 13,076,365	$ 15,472		$ 13,783,535	$ 16,401		$ 13,953,113	$ 16,353		$ 13,334,984	$ 14,943		$ 14,187,146	$ 14,930		$ 15,076,099	$ 13,612		$ 14,835,993	$ 14,858		$ 15,010,995	$ 15,294		$ 15,396,314	$ 15,911		$ 15,270,697	$ 16,785		$ 16,082,144	$ 15,401		$ 16,155,747	$ 16,586		$ 16,519,471	$ 16,978		$ 16,075,218	$ 16,662		$ 14,851,444	$ 16,800		$ 15,082,096	$ 17,534		$ 16,459,824	$ 18,254		$ 17,504,062	$ 18,983		$ 17,925,823	$ 19,553		$ 18,091,390	$ 18,424		$ 19,080,539	$ 17,029		$ 19,997,396	$ 19,622		$ 19,684,407	$ 20,861		$ 19,552,442	$ 22,189		$ 19,793,299	$ 23,833	$ 19,345,907	$ 26,492	$ 18,414,763	$ 24,990	$ 21,298,560	$ 24,200	$ 23,551,662	$ 26,888	$ 23,522,789	$ 28,261	$ 21,973,529	$ 28,352	$ 22,904,686	$ 28,341	$ 28,758	$ 30,460	$ 30,105	$ 32,031	$ 32,933	$ 34,334	$ 32,381	$ 34,952	$ 35,610	$ 36,034	$ 32,975	$ 31,476	$ 32,824	$ 28,445	$ 28,009	$ 25,504	$ 28,718	$ 27,250	$ 24,376	$ 25,353	$ 26,776	$ 24,365	$ 26,964	$ 26,864	$ 29,426	$ 29,579	$ 31,867	$ 33,954	$ 35,257	$ 34,728	$ 32,983	$ 32,312	$ 35,807	$ 37,797	$ 38,512	$ 40,594	$ 41,094	$ 39,273	$ 41,783	$ 44,401	$ 43,694	$ 44,209	$ 45,344	$ 44,974	$ 47,364	$ 47,581	$ 48,652	$ 47,344	$ 43,739	$ 44,419	$ 48,476	$ 51,552	$ 52,794	$ 53,282	$ 56,195	$ 58,895	$ 57,973	$ 57,585	$ 58,294	$ 56,976	$ 54,234	$ 62,727	$ 69,363	$ 69,278	$ 64,715	$ 67,457